Significant accounting policies - Leases (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Non-current assets
Property, plant and equipment	$ 830	₨ 62,563		₨ 155,434
Right-of-use assets	7,142	538,422
Deferred tax asset	1,245	93,831		123,169
Other non-financial assets	2,966	223,618		254,914
Equity
Accumulated deficit	(239,474)	(18,053,916)		(17,256,409)
Total non-controlling Interest	252	19,033		19,421
Non-current liabilities
Borrowings	6,441	485,587		24,587
Other non-financial liability				2,303
Current liabilities
Borrowings	13,788	1,039,498		1,151,818
Other current liabilities	$ 12,742	960,650		1,068,377
Lease liabilities		539,628	₨ 210,130
Other non-financial assets		₨ 223,618		254,914
IFRS 16 Leases
Non-current assets
Property, plant and equipment			149,140	155,434
Right-of-use assets			189,988
Deferred tax asset			124,208	123,169
Other non-financial assets			241,992	254,914
Equity
Accumulated deficit			(17,284,971)	(17,256,409)
Total non-controlling Interest			18,990	19,421
Non-current liabilities
Borrowings			188,755	24,587
Other non-financial liability				2,303
Current liabilities
Borrowings			1,193,974	1,151,818
Other current liabilities			1,065,160	₨ 1,068,377
IFRS 16 Leases | Adjustments due to adoption of IFRS 16
Non-current assets
Property, plant and equipment			(6,294)
Right-of-use assets			189,988
Deferred tax asset			1,039
Other non-financial assets			(12,922)
Equity
Accumulated deficit			(28,562)
Total non-controlling Interest			(431)
Non-current liabilities
Borrowings			164,168
Other non-financial liability			(2,303)
Current liabilities
Borrowings			42,156
Other current liabilities			(3,217)
Lease liabilities			210,130
Other non-financial assets			₨ 12,922